Dividends - Summary of Dividends to Shareholders (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [abstract]
Dividends to shareholders	£ 3,927	£ 3,906	£ 4,850